Dividends_Dividends(Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Dividends Abstract [Abstract]
Dividends Recognised As Distributions To Owners Of Parent	₩ 497,969	₩ 378,625
Dividends Recognised As Distributions To Owners Per Share	₩ 1,250	₩ 980
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners	₩ 766,728
Dividends Proposed Or Declared Before Financial Statements Authorised For Issue But Not Recognised As Distribution To Owners Per Share	₩ 1,920